First Quarter Report
November 30, 2022 (Unaudited)
Multisector Bond SMA Completion Portfolio
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multisector Bond SMA Completion Portfolio, November 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Residential Mortgage-Backed Securities - Agency 92.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(a)
12/13/2052	3.500%	400,000	366,125
12/13/2052	4.000%	750,000	709,189
12/13/2052	4.500%	500,000	486,641
12/13/2052	5.000%	500,000	497,500
Total Residential Mortgage-Backed Securities - Agency (Cost $1,976,869)			2,059,455

Treasury Bills 43.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 43.0%
U.S. Treasury Bills
10/05/2023	4.690%	1,000,000	961,813
Total Treasury Bills (Cost $962,569)			961,813
Money Market Funds 38.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.989%(b),(c)	859,901	859,557
Total Money Market Funds (Cost $859,298)		859,557
Total Investments in Securities (Cost: $3,798,736)		3,880,825
Other Assets & Liabilities, Net		(1,643,095)
Net Assets		2,237,730
At November 30, 2022, securities and/or cash totaling $330,892 were pledged as collateral.
Investments in derivatives
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX Emerging Markets Index, Series 38	Morgan Stanley	12/20/2027	1.000	Quarterly	2.283	USD	1,000,000	27,090	—	—	27,090	—
Markit CDX North America High Yield Index, Series 39	Morgan Stanley	12/20/2027	5.000	Quarterly	4.548	USD	2,000,000	136,792	—	—	136,792	—
Total								163,882	—	—	163,882	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
2	Multisector Bond SMA Completion Portfolio | First Quarter Report 2022

Portfolio of Investments   (continued)
Multisector Bond SMA Completion Portfolio, November 30, 2022 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents a security purchased on a when-issued basis.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.989%
	2,543,132	1,457,351	(3,140,940)	14	859,557	227	14,816	859,901
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multisector Bond SMA Completion Portfolio | First Quarter Report 2022	3

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1QT308_08_N01_(01/23)